Taxes - Summary of Reconciliation of Effective and Applicable Income Tax Expenses (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
Petroleum Resource Rent Tax [member]
Disclosure Of Reconciliation Of Effective And Applicable Income Tax Expenses [Line Items]
Applicable tax rate	30.00%
Income Tax [Member]
Disclosure Of Reconciliation Of Effective And Applicable Income Tax Expenses [Line Items]
Applicable tax rate	40.00%